Long Term Investments (Details)			12 Months Ended
	Oct. 21, 2024 CNY (¥) ft² shares	Oct. 21, 2024 USD ($) ft² shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Long Term Investments [Line Items]
Equity investments amount			¥ 687,354	$ 97,791	¥ 702,961
Impairment charges | $
Gains and losses of equity securities | $
LD Global Logistics Inc. [Member]
Long Term Investments [Line Items]
Percentage of equity interest	10.00%	10.00%
HYTX Warehouse No.3 LLC [Member]
Long Term Investments [Line Items]
Percentage of equity interest	20.00%	20.00%
Area of warehouse (in Square Feet) | ft²	70,000	70,000
Fair value of consideration	¥ 9,860,092	$ 1,402,813
Share of Income			232,456	33,072	201,917
HYTX Warehouse No.10 LLC [Member]
Long Term Investments [Line Items]
Area of warehouse (in Square Feet) | ft²	43,000	43,000
Fair value of consideration	¥ 9,205,352	$ 1,309,662
Share of Income			¥ 273,707	38,941	¥ 229,914
Class A Ordinary Shares [Member] | LD Global Logistics Inc. [Member]
Long Term Investments [Line Items]
Consideration issuing shares (in Shares)	2,342	2,342
Class A Ordinary Shares [Member] | HYTX Warehouse No.3 LLC [Member]
Long Term Investments [Line Items]
Consideration issuing shares (in Shares)	1,680,016	1,680,016
Class A Ordinary Shares [Member] | HYTX Warehouse No.10 LLC [Member]
Long Term Investments [Line Items]
Consideration issuing shares (in Shares)	1,568,457	1,568,457
Class A Ordinary Shares [Member] | USA [Member] | LD Global Logistics Inc. [Member]
Long Term Investments [Line Items]
Consideration issuing shares (in Shares)	117,115	117,115
Equity investments accounted for using equity method [Member]
Long Term Investments [Line Items]
Impairment charges | $
Acquisition of stake	49.00%	49.00%